LICENSING AGREEMENTS (Details Textual) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Sep. 30, 2016
Licensing Agreement One [Member]
Sublicense Revenue Percentage		50.00%
Royalty Expense	$ 2,500	$ 7,500
Accrued Royalties, Current			$ 33,369
Licensing Agreement One [Member] | Domestic product sales [Member]
Royalty Payable Percentage		3.00%
Licensing Agreement One [Member] | International product sales [Member]
Royalty Payable Percentage		1.50%
Licensing Agreement Two [Member]
Sublicense Revenue Percentage		50.00%
Royalty Payable Percentage		1.00%